Short-Term and Long-Term Bank Loans (Tables)	12 Months Ended
Dec. 31, 2012
Short-term and Long-term Bank Loans [Abstract]
Schedule of Short-Term Loans

	Interest rate	December 31,2012		December 31,2011
Lender	per annum	RMB	US$	RMB
SHORT-TERM LOANS
Bank of Communications Co., Ltd.
- May 25, 2011 to May 7, 2012	7.87%	-	-	30,000
- May 25, 2011 to May 14, 2012	7.87%	-	-	35,000
- May 25, 2011 to May 21, 2012	7.87%	-	-	35,000
- May 30, 2011 to April 17, 2012	7.87%	-	-	30,000
- April 26, 2011 to April 25, 2012	4.27%	-	-	18,501
- May 11, 2012 to May 7, 2013	7.87%	10,000	1,605	-
- May 8, 2012 to April 5, 2013	7.87%	30,000	4,815	-
- May 9, 2012 to April 15, 2013	7.87%	35,000	5,618	-
- May 9, 2012 to April 26, 2013	7.87%	35,000	5,618	-

Bank of Weifang
- January 16, 2009 to January 12, 2012	0.00%	-	-	10,000
- January 13, 2010 to January 12, 2012	0.00%	-	-	10,000

Weifang Dongfang State-owned Assets Management Co., Ltd.
- October 19, 2009 to October 18, 2017	6.35%	10,000	1,605	10,000
		120,000	19,261	178,501
Less: amounts classified as short-term		(110,000)	(17,656)	(168,501)
		10,000	1,605	10,000

Schedule of Short-Term Loans Outstanding

Bank loans outstanding, which are all denominated in Renminbi, are secured and guaranteed as follows:

	December 31,2012		December 31,2011	December 31,2010
Secured by:	RMB	US$	RMB	RMB
Property plant and equipment, Land use right	110,000	17,656	150,000	162,000
Bills receivable	-	-	-	-
Guarantee company	10,000	1,605	10,000	10,000
Restricted cash	-	-	18,501	-
	120,000	19,261	178,501	172,000

Schedule of Long-Term Bank Loans Maturity	Long-term bank loans maturity for the next five years after December 31, 2012 are as follows:
	RMB	US$
Fiscal 2013	-	-
Fiscal 2014	-	-
Fiscal 2015	3,350	538
Fiscal 2016	3,350	538
Fiscal 2017	3,300	530